14. SHAREHOLDERS' EQUITY: Schedule of changes in warrants (Tables)	24 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of changes in warrants

	Year ended December 31, 2020		Year ended December 31, 2019		Year ended December 31, 2018
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Beginning Balance	20,704,664	$0.24	13,852,264	$0.28	8,381,326	$0.20
Warrants issued	6,485,000	$0.15	6,852,400	$0.15	8,446,438	$0.33
Expired/Cancelled	(8,446,438)	$0.33	-	-	-	-
Exercised	-	-	-	-	(2,975,500)	$0.20
Outstanding	18,743,226	$0.16	20,704,664	$0.24	13,852,264	$0.28